Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation, Depletion and Amortization [Abstract]
Schedule of Depreciation of Property, Plant and Equipment and Amortization of Intangible Asset
Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2018		December 31, 2017	December 31, 2016
	RMB	US$	RMB	RMB
Cost of goods sold	18,985	2,762	16,981	16,354
Selling expenses	-	-	11	20
Administrative expenses	25,524	3,712	25,885	26,819

	44,509	6,474	42,877	43,193